Fair Value Measurements and Financial Instruments - Fair Value Hierarchy (Details) - Recurring - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Other investments	CAD 78	CAD 69
Total assets	132	102
Liabilities
Total liabilities	(108)	(38)
Energy contracts subject to regulatory deferral
Assets
Assets	21	19
Liabilities
Liabilities	(106)	(26)
Energy contracts not subject to regulatory deferral
Assets
Assets	30	3
Liabilities
Liabilities	(1)	(9)
Foreign exchange contracts
Assets
Assets	3
Interest rate swaps
Assets
Assets		11
Interest rate and total return swaps
Liabilities
Liabilities	(1)	(3)
Level 1
Assets
Other investments	78	69
Total assets	81	70
Liabilities
Total liabilities	(1)	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	1
Liabilities
Liabilities	(1)	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Foreign exchange contracts
Assets
Assets	3
Level 1 | Interest rate swaps
Assets
Assets		0
Level 1 | Interest rate and total return swaps
Liabilities
Liabilities	0	0
Level 2
Assets
Other investments	0	0
Total assets	45	25
Liabilities
Total liabilities	(104)	(33)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	19	13
Liabilities
Liabilities	(103)	(21)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	26	1
Liabilities
Liabilities	0	(9)
Level 2 | Foreign exchange contracts
Assets
Assets	0
Level 2 | Interest rate swaps
Assets
Assets		11
Level 2 | Interest rate and total return swaps
Liabilities
Liabilities	(1)	(3)
Level 3
Assets
Other investments	0	0
Total assets	6	7
Liabilities
Total liabilities	(3)	(5)
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	2	5
Liabilities
Liabilities	(2)	(5)
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	4	2
Liabilities
Liabilities	(1)	0
Level 3 | Foreign exchange contracts
Assets
Assets	0
Level 3 | Interest rate swaps
Assets
Assets		0
Level 3 | Interest rate and total return swaps
Liabilities
Liabilities	CAD 0	CAD 0